Related party transactio (Details Narrative) - USD ($) $ in Thousands	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Related Party Transaction [Line Items]
Proceeds from Related Party Debt	$ 15,500
Investors [Member]
Related Party Transaction [Line Items]
Proceeds from Related Party Debt		$ 1,600	$ 1,900
Accounts Receivable, Related Parties		$ 300	$ 200